THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
COMMON STOCK (90.2%)
AUSTRALIA (3.4%)
Broken Hill Proprietary Company Ltd. (Metals &
  Mining)........................................        535,805   $   5,325,234
CSR Ltd. (Building Materials)....................        968,933       3,374,593
Fosters Brewing Group Ltd. (Food, Beverages &
  Tobacco).......................................        575,705       1,095,662
Mayne Nickless Ltd. (Commercial Services)........        426,100       1,952,260
National Australia Bank Ltd. (Banking)...........        370,605       5,080,935
North Ltd. (Metals & Mining).....................        211,500         555,775
Rio Tinto Ltd. (Metals & Mining).................         69,700         849,947
Southcorp Holdings Ltd. (Food, Beverages &
  Tobacco).......................................        531,800       1,788,049
Westpac Banking Corporation Ltd. (Banking).......        504,000       2,941,533
WMC Ltd. (Metals & Mining).......................        856,000       3,047,039
                                                                   -------------
                                                                      26,011,027
                                                                   -------------

AUSTRIA (0.8%)
Creditanstalt-Bankverein (Banking)...............         69,000       3,907,393
Voest-Alpine Technologie AG (Electrical
  Equipment).....................................         10,050       1,786,175
                                                                   -------------
                                                                       5,693,568
                                                                   -------------

BELGIUM (1.1%)
Almanij NV (Financial Services)..................         58,300       2,586,000
Arbed SA (Metals & Mining).......................         17,720       2,260,691
Groupe Bruxelles Lambert SA (Multi - Industry)...          8,000       1,239,173
PetroFina SA (Oil-Production)....................          5,600       2,062,097
                                                                   -------------
                                                                       8,147,961
                                                                   -------------

FINLAND (0.7%)
Rautaruukki OYJ (K Shares) (Metals & Mining).....        183,000       1,717,637
UPM-Kymmene Corp. (Forest Products & Paper)......        155,000       3,452,595
                                                                   -------------
                                                                       5,170,232
                                                                   -------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

FRANCE (7.3%)
AXA-UAP (Insurance)..............................         22,592   $   1,550,344
Carrefour Supermarche SA (Retail)................          4,213       2,203,100
Christian Dior SA (Retail).......................         11,365       1,263,647
Compagnie Bancaire SA (Financial Services).......         16,610       2,135,392
Compagnie de Saint Gobain SA (Building
  Materials).....................................         16,334       2,349,629
Compagnie Generale des Eaux (Utilities)..........         42,473       4,965,973
Dexia France (Financial Services)................         26,118       2,627,210
Elf Aquitaine SA (Oil-Services)..................         27,984       3,471,238
France Telecom SA (Telecommunication
  Services)+.....................................        281,900      10,691,168
L'Air Liquide SA (Chemicals).....................         12,626       1,963,203
Lagardere S.C.A. (Multi - Industry)..............         74,050       2,134,262
Peugeot SA (Automotive)..........................         19,655       2,229,783
Sanofi SA (Pharmaceuticals)......................         22,868       2,177,134
SEITA (Food, Beverages & Tobacco)................         74,600       2,384,696
SGS Thomson Microelectronics NV (Electronics)+...         30,000       2,139,493
Societe Generale (Banking).......................         18,355       2,519,172
Synthelabo (Pharmaceuticals).....................         22,365       2,638,244
Total SA (Oil-Services)..........................         21,973       2,443,125
Union des Assurances Federales (Insurance).......         12,460       1,396,221
Usinor Sacilor SA (Metals & Mining)..............        155,719       2,583,577
                                                                   -------------
                                                                      55,866,611
                                                                   -------------

GERMANY (9.2%)
AVA Allgemeine Handelsgesellschaft der
  Verbraucher AG (Retail)+.......................          5,990       1,531,300
Bayer AG (Chemicals)(s)..........................        132,150       4,645,188
Bilfinger & Berger Bau AG (Construction &
  Housing).......................................         41,740       1,501,149
Continental AG (Automotive)(s)...................        232,940       5,562,457
Deutsche Bank AG (Banking).......................        128,940       8,450,405
Douglas Holding AG (Retail)......................         45,100       1,611,508
Dresdner Bank AG (Banking).......................         73,270       3,001,208

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
GERMANY (CONTINUED)
Fried, Krupp AG Hoesch Krupp (Multi -
  Industry)......................................          8,160   $   1,566,904
Hannover Rueckversicherungs AG (Insurance).......         27,954       2,090,274
Henkel KGAA (Chemicals)..........................         30,315       1,479,509
Lufthansa AG (Airlines)..........................        250,800       4,386,062
Muenchener Rueckversicherungs-Gesellschaft AG
  (Insurance)(s).................................         27,820       8,114,124
SAP AG (Computer Software).......................         27,450       7,886,593
Schering AG (Pharmaceuticals)....................         23,500       2,281,524
SGL Carbon AG (Chemicals)........................         22,800       3,205,760
Siemens AG (Electrical Equipment)(s).............        124,410       7,669,224
SKW Trostberg AG (Chemicals).....................         31,000       1,066,263
VEBA AG (Utilities)..............................         74,800       4,176,435
                                                                   -------------
                                                                      70,225,887
                                                                   -------------

HONG KONG (2.3%)
Bank of East Asia Ltd. (Banking).................            120             269
Henderson Land Development Company Ltd. (Real
  Estate)........................................        196,000       1,085,296
Hong Kong & China Gas Co. Ltd. (Natural Gas).....      1,420,000       2,682,191
Hong Kong Electric Holdings Ltd. (Electric)......        703,500       2,384,591
HSBC Holdings PLC (Banking)......................        149,600       3,387,023
Hutchison Whampoa Ltd. (Multi - Industry)........        248,000       1,716,540
Sun Hung Kai Properties Ltd. (Real Estate).......        681,000       5,021,928
Swire Pacific Ltd. (Multi - Industry)............        201,000       1,073,976
                                                                   -------------
                                                                      17,351,814
                                                                   -------------

IRELAND (1.1%)
Allied Irish Banks PLC (Banking).................        336,000       2,855,858
CRH PLC (Building Materials).....................        144,000       1,733,011
Irish Life PLC (Insurance).......................        261,000       1,374,224
Jefferson Smurfit Group PLC (Forest Products &
  Paper).........................................        842,500       2,496,807
                                                                   -------------
                                                                       8,459,900
                                                                   -------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

ITALY (5.0%)
Assicurazioni Generali SPA (Insurance)...........         93,000   $   2,082,685
Edison SPA (Utilities)...........................        399,000       2,089,252
ENI SPA (Oil-Services)...........................      1,556,000       8,764,381
Fiat SPA (Automotive)............................      1,745,000       3,159,305
Instituto Mobiliare Italiano SPA (Financial
  Services)......................................        262,000       2,346,939
Instituto Nazionale Delle Assicurazioni
  (Insurance)....................................      1,730,000       2,789,249
Istituto Bancario San Paolo di Torino SPA
  (Banking)......................................        278,000       2,112,777
Mediaset SPA (Broadcasting & Publishing).........        462,000       2,099,316
Mediolanum SPA (Financial Services)..............         95,000       1,596,308
Parmalat Finanziaria SPA (Food, Beverages &
  Tobacco).......................................      1,308,000       1,818,655
Telecom Italia Mobile SPA (Telecommunication
  Services)......................................      1,274,000       2,615,614
Telecom Italia SPA (Telecommunication
  Services)......................................        725,000       4,551,223
Telecom Italia SPA - RNC (Telecommunication
  Services)......................................        561,000       2,270,354
                                                                   -------------
                                                                      38,296,058
                                                                   -------------
JAPAN (21.4%)
Aichi Corp. (Machinery)..........................         90,000         366,675
Aoyama Trading Co. Ltd. (Retail).................         38,000       1,020,537
Asahi Bank Ltd. (Banking)........................        367,000       1,904,115
Asatsu, Inc. (Commercial Services)...............         38,000         789,889
Ashikaga Bank Ltd. (Banking).....................        100,000         214,517
Bridgestone Corp. (Japan) (Chemicals)............        119,000       2,572,545
Calsonic Corp. (Automotive Supplies).............        104,000         567,257
Canon Sales Co., Inc. (Miscellaneous)............         93,000       1,693,439
Central Glass Co. Ltd. (Diversified
  Manufacturing).................................        307,000         625,384
Dai-Ichi Kangyo Bank Ltd. (Banking)..............        100,000         848,092

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
JAPAN (CONTINUED)
Daiichi Pharmaceutical Co. Ltd.
  (Pharmaceuticals)..............................        136,000   $   1,933,649
Daiwa Danchi Co. Ltd. (Real Estate)+.............        233,000         577,318
Daiwa Securities Co. Ltd. (Financial Services)...         35,000         211,857
DDI Corp. (Telecommunications)...................            665       2,222,748
Ebara Corp. (Machinery)..........................        180,000       2,170,117
Fanuc Ltd. (Machinery)...........................         30,000       1,212,272
Fuji Denki Reiki Co. Ltd. (Multi - Industry).....        120,000         582,689
Fuji Photo Film Co. Ltd. (Electronics)...........        137,000       4,966,491
Fujitsu Ltd. (Computer Systems)..................        225,000       2,469,443
Fukuoka Chuo Bank Ltd. (Banking).................         43,000         182,697
Furukawa Co. Ltd. (Machinery)....................         67,000         147,626
Gunze Ltd. (Apparels & Textiles).................         22,000          64,937
Hiroshima Bank Ltd. (Banking)....................        100,000         300,989
Hitachi Ltd. (Electrical Equipment)..............        662,000       5,091,460
Hokkai Can Co. Ltd. (Packaging & Containers).....          2,000           6,070
Hokuriku Bank Ltd. (Banking).....................        100,000         276,877
Honda Motor Co. Ltd. (Automotive)................         39,000       1,313,295
Ishihara Sangyo Kaisha Ltd. (Chemicals)+.........        321,000         659,242
Ito - Yokado Co. Ltd. (Retail)...................         63,000       3,132,451
Itoham Foods, Inc. (Food, Beverages & Tobacco)...        220,000         991,436
Izumi Co. Ltd. (Retail)..........................        103,000         828,145
Izumiya Co. Ltd. (Retail)........................         85,000         699,676
Japan Synthetic Rubber Co. Ltd. (Chemicals)......        100,000         676,810
Japan Tobacco, Inc. (Food, Beverages &
  Tobacco).......................................            299       2,453,754
Kirin Brewery Co. Ltd. (Food, Beverages &
  Tobacco).......................................         35,000         293,922
Kissei Pharmaceutical Co. Ltd.
  (Pharmaceuticals)..............................         71,000       1,157,063
Kyocera Corp. (Electronics)......................         65,900       3,775,263
Marubeni Corp. (Multi - Industry)................        631,000       1,972,694
Maruha Corp. (Food, Beverages & Tobacco).........        190,000         331,754
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
JAPAN (CONTINUED)
Matsushita Electric Industries Co. Ltd.
  (Electronics)..................................        347,000   $   5,828,053
Mitsubishi Estate Co. Ltd. (Real Estate).........        250,000       3,159,557
Mitsubishi Heavy Industries Ltd. (Machinery).....        873,000       4,289,872
Mitsubishi Rayon Co. Ltd. (Textiles).............        674,000       2,163,166
Mitsui Mining & Smelting Co. Ltd. (Metals &
  Mining)........................................        300,000       1,324,520
Mizuno Corp. (Retail)............................        193,000         810,385
Nagase & Co. Ltd. (Wholesale & International
  Trade).........................................        127,000         644,134
Nanto Bank Ltd. (Banking)........................         96,000         530,806
Nippon Express Co. Ltd. (Transport & Services)...        345,000       1,858,817
Nippon Road Co. Ltd. (Construction & Housing)....        100,000         214,517
Nippon Shinyaku Co. Ltd. (Pharmaceuticals).......         38,000         254,344
Nippon Steel Corp. (Metals & Mining).............      1,852,000       3,818,874
Nippon Telegraph & Telephone Corp.
  (Telecommunications)...........................            922       7,819,405
Nishimatsu Construction Co. Ltd. (Construction &
  Housing).......................................        183,000         897,730
Nissan Diesel Motor Co. Ltd. (Automotive)........        256,000         625,792
Nissan Fire & Marine Insurance Co. Ltd.
  (Insurance)....................................        411,000       1,691,569
Nissan Motor Co. Ltd. (Automotive)...............        600,000       3,197,804
Nissei Sangyo Co. Ltd. (Electrical Equipment)....         82,000         852,249
Nomura Securities Co. Ltd. (Financial
  Services)......................................        185,000       2,153,488
North Pacific Bank Ltd. (Banking)................        220,000         786,563
NSK Ltd. (Machinery).............................        285,000       1,184,834
Okamura Corp. (Industrial).......................        140,000         570,383
Omron Corp. (Electrical Equipment)...............        133,000       2,255,924
Pokka Corp. (Food, Beverages & Tobacco)..........         39,000         165,054
Ricoh Corp. Ltd. (Electrical Equipment)..........        306,000       3,943,626

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
JAPAN (CONTINUED)
San-In Godo Bank Ltd. (Banking)..................        100,000   $     730,855
Sankyo Aluminum Industries Co. Ltd. (Building
  Materials).....................................         75,000         130,955
Sansei Yusoki Co. Ltd. (Machinery)...............         79,000         325,143
Secom Co. Ltd. (Electronics).....................         34,000       2,199,384
Sekisui Chemical Co. Ltd. (Chemicals)............        182,000       1,433,059
Shikoku Electric Power Co., Inc. (Electric)......         59,800         974,540
Shin-Etsu Chemical Co. Ltd. (Chemicals)..........         53,000       1,295,585
Shohkoh Fund & Co. Ltd. (Financial Services).....          2,700         875,530
Snow Brand Milk Products Co. Ltd. (Food,
  Beverages & Tobacco)...........................        227,000         868,213
Sony Corp. (Electronics).........................         72,400       6,013,768
Sumitomo Forestry Co. Ltd. (Forest Products &
  Paper).........................................        291,000       2,105,013
Sumitomo Trust & Banking Co. Ltd. (Banking)......        263,000       2,005,246
Tadano Ltd. (Machinery)..........................        186,000         811,923
Taisei Corp. (Construction & Housing)............        227,000         796,491
Takeda Chemical Industries Ltd. (Chemicals)......        111,000       3,027,188
TDK Corp. (Electronics)..........................         17,000       1,410,659
The Bank of Tokyo - Mitsubishi Ltd. (Banking)....        274,000       3,576,785
The Kagawa Bank Ltd. (Banking)...................        115,000         698,013
Toda Construction Co. (Building Materials).......        128,000         646,013
Toho Bank Ltd. (Banking).........................        140,000         825,310
Tokio Marine & Fire Insurance Co. Ltd.
  (Insurance)....................................        144,000       1,436,767
Tokyo Electric Power Co., Inc. (Electric)........        154,800       2,960,339
Tokyo Steel Manufacturing Co. Ltd. (Metals &
  Mining)........................................         61,000         431,113
Tomen Corp. (Wholesale & International Trade)....        310,000         520,662
Toppan Printing Co. Ltd. (Broadcasting &
  Publishing)....................................        154,000       1,933,483
Tostem Corp. (Construction & Housing)............         83,000       1,152,490
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
JAPAN (CONTINUED)
Toyo Trust & Banking Co. Ltd. (Banking)..........        309,000   $   2,309,728
Toyoda Gosei Co. Ltd. (Automotive)...............        139,000         785,898
Toyota Motor Corp. Ltd. (Automotive).............        265,000       7,381,307
Tsubakimoto Chain Co. (Manufacturing)............        200,000         889,665
West Japan Railway Co. (Railroads)...............          1,951       6,829,391
Xebio Co. Ltd. (Retail)..........................         54,000         871,040
Yamaha Motor Co. Ltd. (Automotive)...............         77,000         621,019
Yamazaki Baking Co. Ltd. (Food, Beverages &
  Tobacco).......................................         60,000         828,137
Yokohama Rubber Co. Ltd. (Automotive Supplies)...        188,000         547,102
York - Benimaru Co. Ltd. (Retail)................         35,000         637,316
Yuasa Trading Co. Ltd. (Wholesale & International
  Trade).........................................        138,000         308,655
                                                                   -------------
                                                                     163,540,446
                                                                   -------------
NETHERLANDS (2.0%)
Aegon NV (Insurance).............................         17,420       1,373,333
ING Groep NV (Financial Services)................         60,875       2,556,424
Moeara Enim Petroleum MIJ NV (New shares) (Oil-
  Services)......................................            160       3,561,557
Philips Electronics NV (Electronics).............         33,082       2,591,025
Royal Dutch Petroleum Co. (Oil-Services).........         32,370       1,712,968
Unilever NV (Food, Beverages & Tobacco)..........         71,380       3,795,705
                                                                   -------------
                                                                      15,591,012
                                                                   -------------
NEW ZEALAND (1.7%)
Brierley Investments Ltd. (Financial Services)...      1,482,000       1,146,260
Carter Holt Harvey Ltd. (Forest Products &
  Paper).........................................        753,500       1,315,996
Fletcher Challenge Building Division Ltd.
  (Building Materials)...........................        577,200       1,746,150

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
NEW ZEALAND (CONTINUED)
Fletcher Challenge Paper Division Ltd. (Forest
  Products & Paper)..............................        772,300   $   1,271,755
Lion Nathan Ltd. (Food, Beverages & Tobacco).....        931,600       2,254,626
Telecom Corporation of New Zealand
  (Telecommunications)...........................      1,137,500       5,520,067
                                                                   -------------
                                                                      13,254,854
                                                                   -------------
NORWAY (1.8%)
Kvaerner ASA (Series B) (Capital Goods)..........         64,820       3,124,984
Norsk Hydro ASA (Oil-Services)...................        118,900       6,547,435
Nycomed Amersham PLC (Biotechnology)+............        111,789       4,024,061
                                                                   -------------
                                                                      13,696,480
                                                                   -------------
SINGAPORE (2.1%)
City Developments Ltd. (Real Estate).............        187,000         784,604
Hotel Properties Ltd. (Restaurants & Hotels).....      1,193,000         902,511
Osprey Maritime Ltd. (Transport & Services)......      1,016,000         955,918
Sembawang Marine & Logistics Ltd. (Transport &
  Services)......................................        563,000       1,445,956
Singapore Airlines Ltd. (Airlines)...............        598,600       4,490,389
Singapore Press Holdings Ltd. (Entertainment,
  Leisure & Media)...............................         81,000       1,117,403
The Development Bank of Singapore Ltd.
  (Banking)......................................        173,125       1,617,865
United Overseas Bank Ltd. (Banking)..............        658,000       3,639,237
Wong's Circuits Holdings Ltd.
  (Semiconductors)+..............................        843,000       1,205,490
                                                                   -------------
                                                                      16,159,373
                                                                   -------------
SPAIN (1.6%)
Banco Bilbao Vizcaya SA (Banking)................        100,620       2,692,706
Banco Popular Espanol SA (Banking)...............         33,160       1,959,579
Hidroelectrica del Cantabrico SA (Electric)......         53,000       2,267,886
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
SPAIN (CONTINUED)
Iberdrola SA (Electric)..........................        270,200   $   3,234,370
Repsol SA (Gas Exploration)......................         53,000       2,224,133
                                                                   -------------
                                                                      12,378,674
                                                                   -------------
SWEDEN (0.7%)
Autoliv, Inc. (SDR) (Automotive Supplies)........        108,200       4,344,350
Avesta Sheffield AB (Metals & Mining)............        121,928         912,314
Skandia Forsakrings AB (Insurance)...............          6,000         280,590
                                                                   -------------
                                                                       5,537,254
                                                                   -------------
SWITZERLAND (4.7%)
ABB AG (Machinery)...............................          2,255       2,947,161
Holderbank Financiere Glarus AG (Building
  Materials).....................................          1,700       1,372,042
Liechtenstein Global Trust AG (Banking)..........          2,750       1,378,559
Nestle SA (Food, Beverages & Tobacco)............          7,185      10,151,924
Novartis AG (Pharmaceuticals)....................          7,090      11,134,722
Roche Holding AG (Pharmaceuticals)...............            257       2,264,693
Schweizerische Rueckversicherungs-Gesellschaft
  (Insurance)....................................          1,906       2,878,684
Union Bank of Switzerland Ltd. (Banking).........          2,963       3,420,513
                                                                   -------------
                                                                      35,548,298
                                                                   -------------
UNITED KINGDOM (23.3%)
Allied Colloids Group PLC (Chemicals)............      1,441,100       2,489,080
Amersham International PLC (Biotechnology).......         47,200       1,808,572
Bass PLC (Food, Beverages & Tobacco).............        179,000       2,485,369
BAT Industries PLC (Food, Beverages & Tobacco)...        443,100       3,874,927
British Airways PLC (Airlines)...................        281,000       2,742,438
British Petroleum Co. PLC (Oil-Services)(s)......        660,343       9,700,211
British Telecommunications PLC
  (Telecommunications)...........................        968,700       7,358,597
BTR PLC (Multi - Industry).......................        395,500       1,334,719

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
UNITED KINGDOM (CONTINUED)
Burmah Castrol PLC (Oil-Production)..............         56,200   $     965,979
Cadbury Schweppes PLC (Food, Beverages &
  Tobacco).......................................        395,300       3,977,275
Compass Group PLC (Food, Beverages & Tobacco)....        243,200       2,569,281
Flextech PLC (Broadcasting & Publishing)+........        125,600       1,232,120
General Cable PLC (Broadcasting & Publishing)+...        498,500       1,019,841
General Electric Co. PLC (Electrical
  Equipment).....................................         46,000         293,701
Glaxo Wellcome PLC (Pharmaceuticals)(s)..........        587,800      12,597,024
Glynwed International PLC (Metals & Mining)......      1,054,200       4,419,474
Great Universal Stores PLC (Retail)..............        269,000       3,186,926
Guardian Royal Exchange PLC (Insurance)..........        483,000       2,413,631
Guinness PLC (Food, Beverages & Tobacco).........        406,400       3,632,356
HSBC Holdings PLC (Banking)......................         48,600       1,140,964
HSBC Holdings PLC (75P) (Banking)(s).............        353,000       8,790,401
Kingfisher PLC (Retail)..........................        258,200       3,714,934
Lloyds TSB Group PLC (Banking)(s)................        882,950      11,030,619
Lucas Varity PLC (Automotive Supplies)...........      1,020,900       3,500,935
MEPC PLC (Real Estate)...........................        385,000       3,341,016
MFI Furniture Group PLC (Household Products).....        777,334       1,551,180
Norwich Union PLC (Insurance)+...................      1,016,642       5,796,348
Pilkington PLC (Building Materials)..............        833,000       2,095,288
Prudential Corp. PLC (Insurance).................        190,000       2,026,368
Racal Electronic PLC (Telecommunications-
  Equipment).....................................        774,600       2,883,620
Rank Group PLC (Entertainment, Leisure &
  Media).........................................        399,000       2,228,049
Reed International PLC (Broadcasting &
  Publishing)....................................        315,000       3,113,880
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
UNITED KINGDOM (CONTINUED)
RMC Group PLC (Building Materials)...............        177,000   $   2,698,017
Rolls-Royce PLC (Aerospace)......................        449,000       1,611,267
Royal Bank of Scotland Group PLC (Banking).......        598,300       6,340,793
Sainsbury (J.) PLC (Retail)......................        559,000       4,663,505
Scottish Power PLC (Electric)....................        838,000       6,267,385
Sears PLC (Retail)...............................      3,079,000       3,046,276
Shell Transport & Trading Co. PLC
  (Oil-Services).................................        337,200       2,390,445
SmithKline Beecham PLC (Pharmaceuticals).........        196,132       1,858,251
Standard Chartered PLC (Banking).................        238,800       2,590,873
Tomkins PLC (Multi - Industry)...................        495,000       2,540,002
Unilever PLC (Food, Beverages & Tobacco).........        463,600       3,451,707
United News & Media PLC (Broadcasting &
  Publishing)....................................        173,000       2,175,780
Vickers PLC (Capital Goods)......................        328,300       1,257,954
Vodafone Group PLC (Telecommunications)(s).......      1,142,900       6,228,724
Wessex Water PLC (Water).........................        529,600       4,484,839
Zeneca Group PLC (Pharmaceuticals)(s)............        212,000       6,687,013
                                                                   -------------
                                                                     177,607,954
                                                                   -------------
  TOTAL COMMON STOCK (COST $657,161,152).........                    688,537,403
                                                                   -------------
PREFERRED STOCK (1.9%)
AUSTRALIA (0.6%)
News Corporation Ltd. (Broadcasting &
  Publishing)....................................      1,072,863       4,771,846
                                                                   -------------
GERMANY (1.3%)
AXA Colonia Konzern AG (Insurance)...............         20,200       1,795,658
Jungheinrich AG (Machinery)......................         10,530       1,651,859
Prosieben Media AG (Broadcasting & Publishing)+..         21,360       1,048,670
Prosieben Media Aktiengesell (ADR)(144A)
  (Broadcasting & Publishing)+...................          6,764         166,056

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
GERMANY (CONTINUED)
RWE AG (Utilities)...............................        121,020   $   4,373,492
Volkswagen AG (Automotive).......................          1,440         654,259
                                                                   -------------
                                                                       9,689,994
                                                                   -------------
  TOTAL PREFERRED STOCK (COST $14,072,144).......                     14,461,840
                                                                   -------------
WARRANTS (1.1%)
GERMANY (0.7%)
Veba International Finance BV, Expiring 04/06/98
  (Utilities)+...................................          8,870       2,989,045
Volkswagen AG, Expiring 10/27/98 (Automotive)+...          7,990       2,543,947
                                                                   -------------
                                                                       5,532,992
                                                                   -------------
JAPAN (0.4%)
Fujitsu Ltd., Expiring 06/25/99 (Computer
  Systems)+......................................             87         158,418
Kyocera Corp., Expiring 1/23/98 (Electrical
  Equipment)+....................................             20           9,250
Rohm Co. Ltd., Expiring 11/20/97
  (Semiconductors)+..............................            800       1,382,139
Shin-Etsu Chemical Co. Ltd., Expiring 8/1/00
  (Chemicals)+...................................            430       1,032,000
                                                                   -------------
                                                                       2,581,807
                                                                   -------------
SINGAPORE (0.0%)*
United Overseas Land Ltd., Expiring 5/28/01
  (Building Materials)+..........................            900             195
                                                                   -------------
  TOTAL WARRANTS (COST $4,211,494)...............                      8,114,994
                                                                   -------------
                                                     PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT           VALUE
-------------------------------------------------  -------------   -------------
CONVERTIBLE BONDS (2.6%)
                                                        (IN FIM)
                                                   -------------
FINLAND (0.4%)
Metsa - Serla OYJ (144A), 4.38% due 10/15/02
  (Forest Products & Paper)......................      3,354,000   $   3,274,342
                                                                   -------------
                                                        (IN JPY)
                                                   -------------

JAPAN (2.2%)
BOT Cayman Finance Ltd., 4.25% due 03/31/49
  (Financial Services)...........................    740,000,000       6,637,664
STB Cayman Capital, 0.50% due 10/01/07 (Financial
  Services)......................................    310,000,000       2,455,101
Toyota Motor Corp., 1.20% due 01/28/98
  (Automotive)...................................    300,000,000       4,310,301
Yamanouchi Pharmaceutical Co. Ltd., 1.25% due
  03/31/14 (Commercial Services).................    280,000,000       3,480,502
                                                                   -------------
                                                                      16,883,568
                                                                   -------------
  TOTAL CONVERTIBLE BONDS (COST $21,226,184).....                     20,157,910
                                                                   -------------
SHORT-TERM INVESTMENTS (2.3%)
EURO DOLLAR TIME DEPOSITS (2.0%)
                                                        (IN USD)
                                                   -------------
State Street Bank Euro Dollar, 5.25% due
  11/03/97.......................................     15,538,000      15,538,000
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                     PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT           VALUE
-------------------------------------------------  -------------   -------------
U.S. TREASURY OBLIGATIONS (0.3%)
                                                        (IN USD)
                                                   -------------
United States Treasury Bills, 5.27% due 04/09/98
  (s)............................................      2,210,000   $   2,160,201
                                                                   -------------
  TOTAL SHORT-TERM INVESTMENTS
   (COST $17,698,279)............................                     17,698,201
                                                                   -------------
TOTAL INVESTMENTS
  (COST $714,369,253) (98.1%)...................................
                                                                     748,970,348
OTHER ASSETS IN EXCESS OF LIABILITIES (1.9%)....................
                                                                      14,637,978
                                                                   -------------
NET ASSETS (100.0%).............................................
                                                                   $ 763,608,326
                                                                   -------------
                                                                   -------------

------------------------------
Note: The cost of securities for Federal Income Tax purposes at October 31, 1997, was $714,543,322, the aggregate gross unrealized appreciation and depreciation was $114,285,539 and $79,858,513, respectively, resulting in net unrealized appreciation of $34,427,026.

+ - Non-income producing security.

(s) - Security is fully or partially segregated as collateral for futures contracts.

* - Less than 0.1%

144A - Securities restricted for resale to qualified institutional buyers.

ADR - Securities whose value is determined or significantly influenced by trading on exchanges not located in the US or Canada. ADR after the name of a foreign holding stands for American Depository Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

SDR - Swedish Depository Receipt

JPY - Japanese Yen

FIM - Finnish Markka

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION

                                                                                                     PERCENT OF
                                                                                                  TOTAL INVESTMENTS
                                                                                                 -------------------
Banking........................................................................................           14.6%
Food, Beverage & Tobacco.......................................................................            6.6%
Pharmaceuticals................................................................................            6.0%
Insurance......................................................................................            5.2%
Oil - Services.................................................................................            5.2%
Automotive.....................................................................................            4.3%
Electronics....................................................................................            3.9%
Retail.........................................................................................            3.9%
Telecommunications.............................................................................            3.9%
Financial Services.............................................................................            3.6%
Metals & Mining................................................................................            3.6%
Chemicals......................................................................................            3.4%
Electrical Equipment...........................................................................            2.9%
Telecommunication Services.....................................................................            2.7%
Utilities......................................................................................            2.5%
Electric.......................................................................................            2.4%
Broadcasting & Publishing......................................................................            2.3%
Building Materials.............................................................................            2.2%
Machinery......................................................................................            2.0%
Forest Products & Paper........................................................................            1.9%
Multi-Industry.................................................................................            1.9%
Real Estate....................................................................................            1.9%
Airlines.......................................................................................            1.6%
Computer Systems...............................................................................            1.4%
Automotive Supplies............................................................................            1.2%
Miscellaneous..................................................................................            8.9%
                                                                                                 -------------------
                                                                                                         100.0%
                                                                                                 -------------------
                                                                                                 -------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $714,369,253 )          $748,970,348
Cash                                                        230
Foreign Currency at Value (Cost $1,575,130 )          1,362,408
Receivable for Investments Sold                      19,746,443
Dividends and Interest Receivable                     1,479,712
Foreign Tax Reclaim Receivable                        1,018,410
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                    876,428
Variation Margin Receivable                             793,511
Prepaid Trustees' Fees                                    2,169
Prepaid Expenses                                          4,627
                                                   ------------
    Total Assets                                    774,254,286
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     9,003,729
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                    836,236
Advisory Fee Payable                                    415,047
Custody Fee Payable                                     322,510
Administrative Services Fee Payable                      11,468
Administration Fee Payable                               11,251
Fund Services Fee Payable                                 1,157
Accrued Expenses                                         44,562
                                                   ------------
    Total Liabilities                                10,645,960
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $763,608,326
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $2,524,216 )                                                $16,867,628
Interest Income (Net of Foreign Withholding Tax
  of $5,661 )                                                      2,991,103
                                                                 -----------
    Investment Income                                             19,858,731
EXPENSES
Advisory Fee                                       $ 5,305,885
Custodian Fees and Expenses                          1,145,960
Administrative Services Fee                            274,750
Professional Fees and Expenses                          40,373
Fund Services Fee                                       32,439
Administration Fee                                      21,379
Trustees' Fees and Expenses                             17,384
Printing Expenses                                        5,767
Insurance Expense                                        3,354
Registration Fees                                          485
                                                   -----------
    Total Expenses                                                 6,847,776
                                                                 -----------
NET INVESTMENT INCOME                                             13,010,955
NET REALIZED GAIN ON
  Investment Transactions (including $6,701,499
    net realized gain from futures contracts)       21,032,403
  Foreign Currency Transactions                      8,956,247
                                                   -----------
    Net Realized Gain                                             29,988,650
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments (including $2,204,018 net
    unrealized depreciation from futures
    contracts)                                      (5,091,121)
  Foreign Currency Contracts and Translations          724,316
                                                   -----------
    Net Change in Unrealized Depreciation                         (4,366,805)
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $38,632,800
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL     FOR THE FISCAL
                                                      YEAR ENDED         YEAR ENDED
                                                   OCTOBER 31, 1997   OCTOBER 31, 1996
                                                   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    13,010,955    $    11,608,802
Net Realized Gain on Investment and Foreign
  Currency Transactions                                 29,988,650         34,313,067
Net Change in Unrealized Appreciation
  (Depreciation) of Investments and Foreign
  Currency Translations                                 (4,366,805)        43,415,853
                                                   ----------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                        38,632,800         89,337,722
                                                   ----------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          151,295,413        369,388,677
Withdrawals                                           (353,091,842)      (185,257,400)
                                                   ----------------   ----------------
    Net Increase (Decrease) from Investors'
      Transactions                                    (201,796,429)       184,131,277
                                                   ----------------   ----------------
    Total Increase (Decrease) in Net Assets           (163,163,629)       273,468,999
NET ASSETS
Beginning of Fiscal Year                               926,771,955        653,302,956
                                                   ----------------   ----------------
End of Fiscal Year                                 $   763,608,326    $   926,771,955
                                                   ----------------   ----------------
                                                   ----------------   ----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                        FOR THE PERIOD
                                                   FOR THE FISCAL YEAR ENDED OCTOBER   OCTOBER 4, 1993
                                                                  31,                  (COMMENCEMENT OF
                                                   ---------------------------------    OPERATIONS) TO
                                                    1997     1996     1995     1994    OCTOBER 31, 1993
                                                   ------   ------   ------   ------   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                           0.77%    0.79%    0.82%    0.95%             0.99%(a)
  Net Investment Income                              1.47%    1.39%    1.31%    0.93%             0.43%(a)
  Decrease Reflected in Expense Ratios due to
    Expense Reimbursement                              --       --       --       --              0.17%(a)
Portfolio Turnover                                     67%      57%      59%      56%               54%(b)
Average Broker Commissions                         0.0018   0.0020       --       --                --

------------------------
(a) Annualized.

(b) Portfolio turnover for the fiscal year ended October 31, 1993, included the portfolio activity of The Pierpont International Equity Fund, Inc. for the period November 1, 1992 through October 3, 1993, prior to conversion when The Pierpont International Equity Fund, Inc. contributed all of its investable assets to the Portfolio.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The International Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of foreign companies. The Portfolio commenced operations on October 4, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $160,213,973 on that date from The Pierpont International Equity Fund, Inc. in exchange for a beneficial interest in the Portfolio. At that date, net unrealized appreciation of $11,116,204 was included in the contributed securities. Prior to May 12, 1997, the Portfolio's name was The Non-U.S. Equity Portfolio. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the average of the readily available closing bid and ask price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

   b) The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts stated in foreign currencies are translated at

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------
      the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in the exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign currency translations. At October 31, 1997, the Portfolio had open forward foreign currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                      COST/       VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                  PROCEEDS      10/31/97     (DEPRECIATION)
-------------------------------------------------  -----------   -----------   --------------
Japanese Yen 1,063,371,995,
 expiring 1/22/98................................  $ 9,085,000   $ 8,949,787   $    (135,213)
Japanese Yen 1,078,834,665,
 expiring 1/22/98................................    9,085,000     9,079,927          (5,073)
New Zealand Dollar 3,744,557,
 expiring 1/22/98................................    2,322,000     2,323,959           1,959

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                      COST/       VALUE AT     APPRECIATION/
SALE CONTRACTS                                      PROCEEDS      10/31/97     (DEPRECIATION)
-------------------------------------------------  -----------   -----------   --------------
Australian Dollar 19,344,596,
 expiring 1/22/98................................  $14,134,709   $13,663,233   $     471,476
Great British Pounds 9,648,962,
 expiring 1/22/98................................   15,729,352    16,124,333        (394,981)
Japanese Yen 6,388,207,631,
 expiring 1/22/98................................   53,682,417    53,765,847         (83,430)
New Zealand Dollar 24,384,000,
 expiring 1/22/98................................   15,536,266    15,133,273         402,993
Singapore Dollar 16,606,083,
 expiring 1/22/98................................   10,257,000    10,474,539        (217,539)
                                                                               --------------
NET UNREALIZED APPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                              $      40,192
                                                                               --------------
                                                                               --------------

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets and the possible inability of counterparties to meet the terms of the contracts. Futures transactions during the fiscal year ended October 31, 1997 are summarized as follows:

                                                   NUMBER OF   PRINCIPAL AMOUNT
                                                   CONTRACTS     OF CONTRACTS
                                                   ---------   ----------------
Contracts open at beginning of year..............       239    $    26,713,252
Contracts opened.................................     2,558        249,273,918
Contracts closed.................................    (2,489)      (256,854,979)
                                                   ---------   ----------------
Contracts open at end of year....................       308    $    19,132,191
                                                   ---------   ----------------
                                                   ---------   ----------------

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

      SUMMARY OF OPEN CONTRACTS AT OCTOBER 31, 1997

                                                                    NET UNREALIZED
                                                                    APPRECIATION/
                                                   CONTRACTS LONG   (DEPRECIATION)
                                                   --------------   --------------
Australian All Ord. Index, expiring December
 1997............................................            245    $  (1,575,010)
Hang Seng Index, expiring November 1997..........             10           96,251
Topix Index, expiring December 1997..............             53         (748,512)
                                                   --------------   --------------
Totals...........................................            308    $  (2,227,271)
                                                   --------------   --------------
                                                   --------------   --------------

   f) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.60% of the Portfolio's average daily net assets. For the fiscal year ended October 31, 1997, such fees amounted to $5,305,885.

   b) The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer to serve as co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operation of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the Portfolio and certain other investment companies subject to similiar agreements with FDI. For the fiscal year ended October 31, 1997, the fee for these services amounted to $21,379.

   c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate average net assets of the Portfolio and certain other portfolios for which Morgan acts as investment advisor (the "Master Portfolios") and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge paid by the Portfolio is determined by the proportionate share that its net assets

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------
      bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the fiscal year ended October 31, 1997, the fee for these services amounted to $274,750.

   d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $32,439 for the fiscal year ended October 31, 1997.

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $6,600.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended October 31,1997 were as follows:

             COST OF             PROCEEDS
            PURCHASES           FROM SALES
          ---------------      ------------
          $554,372,538....     $708,319,449

4. CREDIT AGREEMENT

The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the Fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The International Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The International Equity Portfolio (the "Portfolio") at October 31, 1997, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the four years in the period then ended and for the period October 4, 1993 (commencement of operations) to October 31, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodians and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
December 19, 1997